Stock Options (Details Textual)	1 Months Ended		12 Months Ended
	Dec. 31, 1997	Dec. 31, 1996	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Incentive Plan 1996 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		333,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,833,334	833,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			1,745,388
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Minimum Option Price Percentage			100.00%